UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

EXPLANATORY NOTE

The following change was made within Item 6 of the October 31, 2014 The Advisors’ Inner Circle Fund Form N-CSR/A Filing for Rice Hall James:

The audit opinion for the full Schedule of Investments is now included as an attachment to the response to Item 6.

Item 1. Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014 (Unaudited)

SHAREHOLDERS’ LETTER

RHJ Funds Annual Report

In the year ending October 31, 2014, U.S. broad markets sustained their steady run with a 17% return for the S&P 500; in the case of small caps, a strong start and dramatic year-end rally were bookends to a volatile, choppy fiscal year that the Russell 2000 Index closed with an 8% return.

The fiscal year leapt off on a raft of market-friendly policy and economic news indicating slow but steady growth (despite a harsh winter), real estate and manufacturing recovery and a tightening labor market steadily approaching pre-Crisis unemployment lows. In late 2013, a Congressional budget resolution and Janet Yellen’s confirmation as Federal Reserve (Fed) Chairwoman mitigated policy-related drivers of volatility, which trended low until late in the year. Combined with so-called “goldilocks” fundamentals, this economic picture supported a six-year-old bull market and initially helped to sustain a fairly steady push for U.S. equities. Cued by Fed guidance, investors positioned for the persistence of low rates, piling into both high-yielding safety stocks and also high-flying growth companies who were teed up by low rates to cheaply access capital to strengthen balance sheets and execute mergers and acquisitions. Further, with such low discount rates applied to high growth expectations, these high-flying growth issues appeared “cheap.” S&P 500 sector leadership evidenced this bifurcated appetite, with Utilities, a defensive sector, up 21% on the year and trailing only the high-octane growth of Health Care and Technology (up 30% and 26%, respectively).

At the same time, however, investors were valuation-wary after a tremendous 2013 and initiated a late-fiscal year rotation into lower Price-to-Earnings (P/E) issues. Volatility surged in July, spurring a U.S. equity pullback that was especially punishing for the Russell 2000, which suffered its first quarterly loss since June 2012 and fell 8% from its peak, charting ominous technicals as the sell-off persisted through quarter-end. Although the Russell 2000 was already lagging year-to-date due to profit-taking, 3Q2014’s dramatic losses are attributable in part to a spike in volatility, driven by the Energy sector’s response to plummeting oil prices and felt especially in contrast to the placid, low volatility markets of the past two years. The effect was magnified in the experience of already-struggling small caps, which were particularly exposed to a defensive flight. In October, however, the S&P 500 recouped modest 3Q losses, and the Russell 2000 recovered calendar year-to-date performance with a spectacular 7% bounce.

In our view, the Russell 2000’s healthy-seeming result belies the shifting reality under the hood of the markets and as we prepare to exit a low volatility, “rising tide lifts all boats” environment, investors should again expect markets to both reward and punish participation. After years of trailing higher beta, fundamentally less-sound issues, sustainable growth has begun to narrow the performance gap and active management seems poised to add value in these markets. Facing solid earnings, healthy economy

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014 (Unaudited)

and navigable fiscal conditions, growth assets are not “cheap” but they do stand at a discount to long-term P/E averages. With correlations poised to come down, a potential comeback of idiosyncratic risk and return to fundamentals may signal the stock-picker’s moment and upside for practitioners of sustainable growth investing.

RHJ Mid Cap Portfolio

As of October 31, 2014	6 Months	Calendar YTD	1 Year
RHJ Mid Cap Portfolio	3.38%	3.89%	7.72%
Russell Midcap Index	7.02%	10.16%	15.32%
Russell Midcap Growth Index	8.06%	8.65%	14.59%

For the year ended October 31, 2014, the RHJ Mid Cap Portfolio returned 7.72%, underperforming the Russell Midcap Index return of 15.32%.

Throughout the year, midcap stocks enjoyed strong performance, nearly doubling the Russell 2000 Index return and keeping up fairly well with broad markets, as measured by the S&P 500 return of 17.27%.

In Health Care, the index’s best-performing sector for the year, the Portfolio benefitted from an overweight in modestly outperforming stocks (35% vs. 33% for the index). Although positive, Materials (up 12%) lagged the overall index, and the Portfolio’s underweight, outperforming position (up 19%) added on a relative basis.

Underperforming, overweight Industrials and Technology positions (both weighted 21% vs. 13% and 14% for the respective index sectors) effected much of the relative underperformance. The Portfolio’s Industrials holdings returned 3% vs. 13% for the index, and lagging Technology names (11% vs. 19% for the index) further detracted.

RHJ Small Cap Portfolio

As of October 31, 2014	6 Months	Calendar YTD	1 Year
RHJ Small Cap Portfolio	7.34%	2.53%	7.21%
Russell 2000 Index	4.83%	1.90%	8.06%
Russell 2000 Growth Index	6.90%	1.90%	8.26%

The RHJ Small Cap Portfolio returned 7.21% for the year ended October 31, 2014, slightly underperforming the Russell 2000 Index return of 8.06%

After a strong advance to kick off fiscal year 2014, the small cap asset class would stay flat for the majority of the year before experiencing an uptick in volatility and accelerated sell-offs; the Russell 2000 was sent into the red by a punishing calendar-year third quarter before rebounding in October to close out the year.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014 (Unaudited)

Portfolio performance was buoyed principally by stock selection in Technology, where the overweight position rose 32% vs. 9% for the index. At an approximately neutral weight, the Portfolio’s position in hard-hit Energy (down 16% vs. down 18% for the index) also contributed positively to relative performance.

The Portfolio’s Health Care overweight, up 9%, failed to keep pace with a 22% index sector return and was the costliest relative position. With a 9% position, the Portfolio is substantially underweight Financials, which represents 23% of the index and returned 12% during the year vs. 5% for the Portfolio. The index sector result was boosted mainly by Real Estate Investment Trusts (REITs), one of the best-performing assets year-to-date and overall 8% of the index; the Portfolio’s lack of exposure was a detractor.

RHJ Micro Cap Portfolio

As of October 31, 2014	6 Months	Calendar YTD	1 Year
RHJ Micro Cap Portfolio	0.36%	(4.38)%	3.42%
Russell Microcap Index	2.13%	(0.96)%	7.34%
Russell Microcap Growth Index	1.49%	(2.37)%	6.78%

The RHJ Micro Cap Equity Portfolio posted a return of 3.42% for the year ending October 31, 2014, lagging the Russell Microcap Index result of 7.34%.

After a market-leading 2013, micro caps lead the U.S. equity market retreat in late fiscal year 2014, as investors spooked by resurgent volatility sold off small and micro cap assets in favor of the perceived safety of larger cap ideas.

Stock selection in modestly overweight Consumer Discretionary, up 9% vs. 1% for the index, contributed the most on a relative basis. In the essentially neutral-weighted Health Care position, the Portfolio’s holdings returned 27% vs. 22% for the index.

The Portfolio holdings shed 7% vs. an index sector down 3% in the overweight Technology position (a weight of 23% vs. 16% for the index); Technology cost the Portfolio the most on a relative basis. In Energy, the Portfolio also lost relative ground on a sharp decline precipitated by plummeting oil prices; given the Portfolio’s underweight to an already-small index component (approximately 5%), however, losses amounted to just over 1% in relative performance.

Investment Management Team

The RHJ Funds

This represents management’s assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014 (Unaudited)

Definition of Comparative Indices

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Microcap Index is an unmanaged index that consists of the smallest 2,000 securities in the small-cap Russell 2000 Index plus the next 2,000 securities.

Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
OCTOBER 31, 2014 (Unaudited)

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN* FOR YEARS ENDED OCTOBER 31, 2014
	1 Year	3 Years	5 Years	10 Years	Inception to Date
Rice Hall James Mid Cap Portfolio†	7.72%	12.94%	12.78%	7.67%	8.02%
Russell Midcap Index	15.32%	20.05%	18.97%	10.37%	10.78%
Russell Midcap Growth Index	14.59%	18.74%	18.73%	10.17%	10.52%

†	The Rice Hall James Mid Cap Portfolio commenced operations on July 30, 2004.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
OCTOBER 31, 2014 (Unaudited)

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN* FOR YEARS ENDED OCTOBER 31, 2014
	1 Year	3 Years	5 Years	10 Years	Inception to Date
Rice Hall James Small Cap Portfolio†	7.21%	14.51%	18.75%	9.43%	9.68%
Russell 2000 Index	8.06%	18.18%	17.39%	8.67%	8.54%
Russell 2000 Growth Index	8.26%	18.42%	18.61%	9.42%	6.55%

†	The Rice Hall James Small Cap Portfolio commenced operations on November 1, 1996.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2014 (Unaudited)

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN* FOR YEARS ENDED OCTOBER 31, 2014
	1 Year	3 Years	5 Years	10 Years	Inception to Date
Rice Hall James Micro Cap Portfolio†	3.42%	17.50%	17.84%	7.89%	12.03%
Russell Micro Cap Index	7.34%	20.15%	17.24%	6.88%	N/A%
Russell Micro Cap Growth Index	6.78%	19.59%	17.46%	7.15%	N/A%

†	The Rice Hall James Micro Cap Portfolio commenced operations on July 1, 1994.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
OCTOBER 31, 2014

SECTOR WEIGHTINGS (Unaudited)†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%
	Shares	Value

CONSUMER DISCRETIONARY — 24.7%
Allison Transmission Holdings, Cl A	5,159	$167,564
Brunswick	2,527	118,264
Garmin	1,373	76,174
Genesco*	2,021	154,991
Guess?	3,771	83,603
Harman International Industries	878	94,245
Hasbro	1,863	107,178
Nordstrom	2,005	145,583
Norwegian Cruise Line Holdings*	4,537	176,943
Tupperware Brands	1,358	86,572
Urban Outfitters*	1,362	41,350

		1,252,467

CONSUMER STAPLES — 3.3%
Pinnacle Foods	5,007	169,237

ENERGY — 3.5%
Oasis Petroleum*	2,263	67,800
Whiting Petroleum*	1,801	110,293

		178,093

FINANCIALS — 5.9%
CBRE Group, Cl A*	3,541	113,312
City National	1,306	102,795
Comerica	1,783	85,121

		301,228

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — 11.3%
Bio-Techne Corp	840	$76,482
Bruker*	4,443	92,103
Catamaran*	1,757	83,756
Edwards Lifesciences*	831	100,485
Mednax*	1,716	107,130
Salix Pharmaceuticals*	792	113,929

		573,885

INDUSTRIALS — 18.6%
Armstrong World Industries*	2,342	113,400
CLARCOR	2,514	168,338
IDEX	1,329	99,555
Jacobs Engineering Group*	1,508	71,554
Nordson	1,327	101,582
Pentair	1,282	85,958
Ritchie Bros Auctioneers	4,071	99,292
WABCO Holdings*	1,018	99,133
Xylem	2,920	106,171

		944,983

INFORMATION TECHNOLOGY — 22.4%
Cognizant Technology Solutions, Cl A*	2,125	103,806
FactSet Research Systems	621	81,624
FLIR Systems	4,302	144,246
IPG Photonics*	1,421	104,316
Linear Technology	2,069	88,636
Microchip Technology	3,324	143,298
National Instruments	3,103	98,303
NVIDIA	5,843	114,172
Teradyne	7,609	140,005
Trimble Navigation*	4,430	118,990

		1,137,396

MATERIALS — 3.6%
Air Products & Chemicals	672	90,491
Cytec Industries	2,008	93,633

		184,124

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

UTILITIES — 2.6%
ITC Holdings	3,257	$129,010

TOTAL COMMON STOCK (Cost $3,991,913)		4,870,423

SHORT-TERM INVESTMENT (A) — 2.9%
CASH EQUIVALENT — 2.9%
Dreyfus Treasury Cash Management Fund A Class, 0.010% (Cost $145,537)	145,537	145,537

TOTAL INVESTMENTS — 98.8% (Cost $4,137,450)		$5,015,960

Percentages are based on Net Assets of $5,076,324.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2014.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
OCTOBER 31, 2014

SECTOR WEIGHTINGS (Unaudited)†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%**
	Shares	Value

CONSUMER DISCRETIONARY — 14.5%
Cinemark Holdings	47,100	$1,663,572
Helen of Troy*	30,700	1,898,795
Imax*	64,300	1,894,278
Oxford Industries	19,166	1,173,918
Red Robin Gourmet Burgers*	14,500	797,065
Texas Roadhouse, Cl A	55,400	1,599,398
Tumi Holdings*	26,543	551,298
Vera Bradley*	47,900	1,092,120

		10,670,444

CONSUMER STAPLES — 1.4%
Snyders-Lance	34,300	1,021,797

ENERGY — 4.4%
Gulfport Energy*	22,900	1,149,122
Helix Energy Solutions Group*	50,300	1,339,992
Sanchez Energy*	45,400	774,978

		3,264,092

FINANCIALS — 8.7%
Cathay General Bancorp	45,600	1,204,296
Columbia Banking System	39,380	1,093,976
First Cash Financial Services*	21,600	1,276,128
Glacier Bancorp	44,600	1,279,574
UMB Financial	26,600	1,584,828

		6,438,802

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — 14.3%
Akorn*	39,800	$1,773,090
AMN Healthcare Services*	91,500	1,569,225
Analogic	19,900	1,451,506
Bruker*	68,100	1,411,713
HealthSouth	33,700	1,359,121
Owens & Minor	34,150	1,137,878
Team Health Holdings*	30,000	1,876,200

		10,578,733

INDUSTRIALS — 21.3%
Albany International, Cl A	33,600	1,269,408
Forward Air	33,200	1,589,284
Hexcel*	28,600	1,198,054
Korn*	56,400	1,575,252
MasTec*	35,900	1,028,176
Matson	48,800	1,390,312
Middleby*	13,300	1,177,050
MRC Global*	42,000	883,260
Mueller Water Products, Cl A	140,900	1,390,683
Polypore International*	20,700	909,144
Steelcase, Cl A	91,500	1,621,380
Tennant	22,700	1,673,671

		15,705,674

INFORMATION TECHNOLOGY — 27.6%
Ambarella*	39,900	1,767,171
Blackhawk Network Holdings, Cl A*	28,100	971,136
Blackhawk Network Holdings, Cl B*	20,200	674,680
Coherent*	19,600	1,276,940
Cray*	24,000	831,840
Diebold	38,700	1,371,141
Electronics for Imaging*	27,700	1,266,444
EPAM Systems*	26,900	1,284,206
FARO Technologies*	24,305	1,361,080
FEI	11,000	927,080
Integrated Device Technology*	86,900	1,426,029
Ixia*	75,700	728,991
MAXIMUS	29,900	1,448,954

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
NICE Systems ADR	39,553	$1,609,016
Plantronics	39,100	2,028,117
PTC*	36,400	1,388,660

		20,361,485

MATERIALS — 5.8%
HB Fuller	26,600	1,116,402
Koppers Holdings	22,200	876,456
PH Glatfelter	29,200	736,716
Sensient Technologies	25,900	1,532,762

		4,262,336

TOTAL COMMON STOCK (Cost $56,540,615)		72,303,363

SHORT-TERM INVESTMENT (A) — 2.9%
CASH EQUIVALENT— 2.9%
Dreyfus Treasury Cash Management Fund A Class, 0.010% (Cost $2,138,277)	2,138,277	2,138,277

TOTAL INVESTMENTS — 100.9% (Cost $58,678,892)		$74,441,640

Percentages are based on Net Assets of $73,780,361.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of October 31, 2014.
ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2014

SECTOR WEIGHTINGS (Unaudited)†

†	Percentages based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%
	% of Net Assets	Shares	Value

CONSUMER DISCRETIONARY — 15.7%
Build-A-Bear Workshop, Cl A*	1.4%	33,500	$567,825
Capella Education	1.3	7,100	502,254
Cavco Industries*	1.4	7,700	561,099
Citi Trends*	1.7	29,500	668,175
Eros International*	1.1	24,500	452,270
Fox Factory Holding*	1.6	37,300	631,862
Libbey*	1.1	14,400	414,000
MarineMax*	1.9	37,900	726,543
Valuevision Media, Cl A*	1.3	87,522	495,375
Other Securities	2.9		1,124,447

			6,143,850

CONSUMER STAPLES — 1.1%
Inter Parfums	1.1	15,500	440,200

ENERGY — 2.5%
Abraxas Petroleum*	1.1	103,533	427,591
Other Securities	1.4		552,637

			980,228

FINANCIALS — 7.6%
Lakeland Financial	1.1	10,800	447,552
Square 1 Financial, Cl A*	1.5	30,000	596,700
State Bank Financial	1.1	23,100	413,952
United Financial Bancorp	1.5	42,700	599,081
United Insurance Holdings	1.4	27,000	529,200
Other Securities	1.0		390,782

			2,977,267

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK — continued
	% of Net Assets	Shares	Value

HEALTH CARE — 22.4%
AngioDynamics*	1.7%	38,400	$652,800
Cambrex*	1.5	28,400	598,672
Cantel Medical	1.9	17,550	744,120
Healthways*	1.4	35,900	556,450
Hyperion Therapeutics*	1.4	22,800	554,040
LHC Group*	1.5	24,300	591,705
MedAssets*	1.2	21,600	467,856
Natus Medical*	1.8	20,900	710,600
Omnicell*	1.1	13,500	436,185
Repligen*	1.7	25,900	653,198
SurModics*	1.4	24,500	530,425
Trinity Biotech ADR	1.1	24,924	433,678
US Physical Therapy	2.0	17,800	768,070
Vascular Solutions*	1.7	22,300	655,843
Other Securities	1.0		401,370

			8,755,012

INDUSTRIALS — 22.7%
Apogee Enterprises	2.2	19,100	838,490
Astronics*	1.8	13,836	716,843
Celadon Group	1.2	24,000	467,040
Dynamic Materials	1.2	26,100	475,281
Echo Global Logistics*	1.7	25,900	676,767
Exponent	1.8	8,600	686,452
GP Strategies*	2.0	24,200	802,472
Heritage-Crystal Clean*	1.7	36,200	656,668
John Bean Technologies	1.7	22,400	671,328
LB Foster, Cl A	1.5	11,000	594,990
Lydall*	1.5	18,700	578,391
Mistras Group*	1.1	25,500	420,495
NN	1.5	23,400	585,000
Other Securities	1.8		696,451

			8,866,668

INFORMATION TECHNOLOGY — 22.0%
CalAmp*	1.4	28,400	547,552
ePlus*	1.6	10,400	635,128
Fabrinet*	1.5	31,200	568,152
GSI Group*	1.5	46,800	601,380
Kofax*	1.2	73,100	464,185

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK — continued
	% of Net Assets	Shares	Value

INFORMATION TECHNOLOGY — continued
MaxLinear, Cl A*	1.3%	68,600	$486,374
Maxwell Technologies*	1.1	37,600	438,416
Newport*	1.5	32,600	583,214
Silicon Image*	1.3	96,100	515,096
Sykes Enterprises*	1.6	28,400	611,736
Tangoe*	1.1	29,300	429,831
WNS Holdings ADR* (A)	1.4	27,072	547,125
Xcerra*	1.4	65,000	551,850
Other Securities	4.1		1,622,535

			8,602,574

MATERIALS — 3.9%
Horsehead Holding*	1.7	41,500	651,965
Myers Industries	1.1	28,900	431,766
Synalloy	1.1	25,541	412,487

			1,496,218

TOTAL COMMON STOCK (Cost $31,743,980)			38,262,017

SHORT-TERM INVESTMENT (A) — 3.2%
CASH EQUIVALENTS — 3.2%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,259,601)	3.2	1,259,601	1,259,601

TOTAL INVESTMENTS — 101.1% (Cost $33,003,581)			$39,521,618

Percentages are based on Net Assets of $39,078,231.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2014.
ADR	American Depositary Receipt
Cl	Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

STATEMENTS OF ASSETS AND LIABILITIES

	Mid Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Assets:
Investments at Value (Cost $4,137,450, $58,678,892 and $33,003,581, respectively)	$5,015,960	$74,441,640	$39,521,618
Cash	—	546	—
Receivable for Investment Securities Sold	125,387	251,623	395,236
Prepaid Expenses	6,976	13,810	8,773
Receivable for Capital Shares Sold	378	2,544	20,967
Dividends Receivable	2,102	15,123	13,494
Receivable Due from Investment Advisor	3,744	—	—

Total Assets	5,154,547	74,725,286	39,960,088

Liabilities:
Payable for Investment Securities Purchased	65,213	754,320	750,765
Payable Due to Administrator	1,313	18,495	9,919
Payable Due to Trustees	308	4,404	2,351
Chief Compliance Officer Fees Payable	182	2,598	1,387
Payable Due to Investment Adviser	—	35,178	23,552
Payable for Capital Shares Redeemed	—	41,322	44,214
Other Accrued Expenses	11,207	88,608	49,669

Total Liabilities	78,223	944,925	881,857

Net Assets	$5,076,324	$73,780,361	$39,078,231

Net Assets Consist of:
Paid-in Capital	$6,598,202	$44,684,558	$35,091,016
Accumulated Net Investment Loss	(25,051)	(308,761)	(345,945)
Accumulated Net Realized Gain (loss) on Investments	(2,375,337)	13,641,816	(2,184,877)
Net Unrealized Appreciation on Investments	878,510	15,762,748	6,518,037

Net Assets	$5,076,324	$73,780,361	$39,078,231

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	4,239,368	1,420,977

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	263,741	n/a	n/a

Net Asset Value,
Per share — Institutional Class	n/a	$17.40	$27.50 *

Net Asset Value,
Per share — Investor Class	$19.25	n/a	n/a

*	Redemption price per share may be less if the shares are redeemed less then 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE YEAR ENDED
OCTOBER 31, 2014

STATEMENTS OF OPERATIONS

	Mid Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Investment Income
Dividends	$49,432	$677,017	$221,436
Less: Foreign Taxes Withheld	(471)	(3,743)	—

Total Income	48,961	673,274	221,436

Expenses
Investment Advisory Fees	47,736	645,241	306,910
Distribution Fees	13,260	—	—
Shareholder Servicing Fees	—	98,213	50,793
Administration Fees	14,502	220,933	112,721
Trustees’ Fees	980	14,301	7,454
Chief Compliance Officer Fees	1,030	7,854	4,334
Transfer Agent Fees	32,360	91,190	58,673
Registration and Filing Fees	15,627	22,516	20,820
Printing Fees	3,544	22,537	13,431
Audit Fees	3,741	38,161	23,504
Legal Fees	1,995	30,604	15,496
Custodian Fees	5,000	5,066	4,999
Other Expenses	3,951	17,948	9,147

Expenses Before Expense Waiver and Fees Paid Indirectly	143,726	1,214,564	628,282

Less:
Waiver of Investment Advisory Fees	(47,736)	(205,384)	—
Reimbursement from Adviser	(21,580)	—	—
Fees Paid Indirectly(1)	(1,214)	(27,145)	(3,291)

Net Expenses After Expense Waivers, Reimbursements and Fees Paid Indirectly	73,196	982,035	624,991

Net Investment Loss	(24,235)	(308,761)	(403,555)

Net Realized Gain on Investments	785,800	14,649,005	4,004,921
Net Change in Unrealized Depreciation on Investments	(357,097)	(9,265,916)	(2,252,543)

Total Net Realized and Unrealized Gain on Investments	428,703	5,383,089	1,752,378

Net Increase in Net Assets Resulting from Operations	$404,468	$5,074,328	$1,348,823

(1)	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Loss	$(24,235)	$(33,783)
Net Realized Gain on Investments	785,800	1,697,205
Net Change in Unrealized Appreciation (Depreciation) on Investments	(357,097)	615,130

Net Increase in Net Assets Resulting in Operations	404,468	2,278,552

Dividends and Distributions:
Net Investment Income	—	(81,596)

Total Dividends and Distributions	—	(81,596)

Capital Share Transactions:
Issued	452,461	917,360
Reinvestment of Distributions	—	80,142
Redeemed	(1,085,569)	(6,469,612)

Net Decrease in Net Assets from Capital Share Transactions	(633,108)	(5,472,110)

Total Decrease in Net Assets	(228,640)	(3,275,154)
Net Assets:
Beginning of Year	5,304,964	8,580,118

End of Year	$5,076,324	$5,304,964

Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	$(25,051)	$(58,305)

Shares Issued and Redeemed:
Issued	24,130	62,232
Reinvestment of Distributions	—	5,910
Redeemed	(57,234)	(422,134)

Net Decrease in Shares Outstanding from Share Transactions	(33,104)	(353,992)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Loss	$(308,761)	$(475,427)
Net Realized Gain on Investments	14,649,005	9,678,330
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,265,916)	17,145,897

Net Increase in Net Assets Resulting in Operations	5,074,328	26,348,800

Distributions:
Net Realized Gain	(8,499,981)	—

Total Distributions	(8,499,981)	—

Capital Share Transactions:
Issued	8,241,239	9,885,661
Reinvestment of Distributions	8,331,952	—
Redeemed	(35,908,777)	(27,407,526)

Net Decrease in Net Assets from Capital Share Transactions	(19,335,586)	(17,521,865)

Total Increase (Decrease) in Net Assets	(22,761,239)	8,826,935
Net Assets:
Beginning of Year	96,541,600	87,714,665

End of Year	$73,780,361	$96,541,600

Accumulated Net Investment Loss	$(308,761)	$—

Shares Issued and Redeemed:
Issued	493,870	637,884
Reinvestment of Distributions	514,001	—
Redeemed	(2,169,237)	(1,866,846)

Net Decrease in Shares Outstanding from Share Transactions	(1,161,366)	(1,228,962)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Loss	$(403,555)	$(378,375)
Net Realized Gain on Investments	4,004,921	6,403,865
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,252,543)	5,705,536

Net Increase in Net Assets Resulting in Operations	1,348,823	11,731,026

Capital Share Transactions:
Issued	3,165,174	1,398,941
Redemption Fees(1)	7,554	391
Redeemed	(5,552,145)	(6,617,580)

Net Decrease in Net Assets from Capital Share Transactions	(2,379,417)	(5,218,248)

Total Increase (Decrease) in Net Assets	(1,030,594)	6,512,778
Net Assets:
Beginning of Year	40,108,825	33,596,047

End of Year	$39,078,231	$40,108,825

Accumulated Net Investment Loss	$(345,945)	$(350,859)

Shares Issued and Redeemed:
Issued	113,966	62,892
Redeemed	(201,382)	(312,988)

Net Decrease in Shares Outstanding from Share Transactions	(87,416)	(250,096)

(1)	See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$17.87	$13.18	$13.49	$12.61	$10.65

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1) ..	(0.09)	(0.07)	0.01	(0.07)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.47	4.89	(0.32)	0.95	2.01

Total from Investment Operations	1.38	4.82	(0.31)	0.88	1.96

Dividends from:
Net Investment Income	—	(0.13)	—	—	—

Total Dividends	—	(0.13)	—	—	—

Net Asset Value, End of Year	$19.25	$17.87	$13.18	$13.49	$12.61

Total Return†	7.72%	36.86%	(2.30)%	6.98%	18.40%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$5,076	$5,305	$8,580	$9,087	$7,203
Ratio of Net Expenses to Average Net Assets(2)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.71%	2.37%	2.12%	2.22%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.46)%	(0.46)%	0.08%	(0.47)%	(0.42)%
Portfolio Turnover Rate	50%	44%	60%	57%	67%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.
(1)	Per share calculations were performed using average shares for the period.
(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.38%, 1.36%, 1.37% 1.38% and 1.42% respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$17.88	$13.23	$13.40	$10.30	$8.52

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)	(0.08)	(0.02)	(0.12)	(0.10)
Net Realized and Unrealized Gain	1.23	4.73	0.44	3.22	1.88

Total from Investment Operations	1.17	4.65	0.42	3.10	1.78

Distributions from:
Net Realized Gain	(1.65)	—	(0.59)	—	—
Return of Capital	—	—	— (2)	—	—

Total Distributions	(1.65)	—	(0.59)	—	—

Net Asset Value, End of Year	$17.40	$17.88	$13.23	$13.40	$10.30

Total Return†	7.21%‡	35.15%‡	3.63%	30.10%	20.89%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$73,780	$96,542	$87,715	$140,176	$34,672
Ratio of Net Expenses to Average Net Assets(3)	1.22%	1.41%	1.32%	1.37%	1.47%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.51%	1.51%	1.44%	1.47%	1.49%
Ratio of Net Investment Loss to Average Net Assets	(0.38)%	(0.54)%	(0.12)%	(0.96)%	(1.02)%
Portfolio Turnover Rate	46%	49%	89%	79%	78%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.
(1)	Per share calculations were performed using average shares for the year.
(2)	Value is less than $0.01 per share.
(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been the same.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$26.59	$19.11	$16.95	$14.71	$12.10

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.27)	(0.24)	(0.21)	(0.22)	(0.19)
Net Realized and Unrealized Gain	1.17	7.72	2.37	2.46	2.80

Total from Investment Operations	0.90	7.48	2.16	2.24	2.61

Redemption Fees	0.01	— (2)	— (2)	— (2)	— (2)

Distributions from:
Net Realized Gain	—	—	—	—	—
Return of Capital	—	—	—	—	—

Total Distributions	—	—	—	—	—

Net Asset Value, End of Year	$27.50	$26.59	$19.11	$16.95	$14.71

Total Return†	3.42%	39.14%	12.74%	15.23%	21.57%‡

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$39,078	$40,109	$33,596	$34,334	$60,582
Ratio of Net Expenses to Average Net Assets(3)	1.53%	1.51%	1.36%	1.50%	1.60%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.54%	1.55%	1.43%	1.62%	1.66%
Ratio of Net Investment Loss to Average Net Assets	(0.99)%	(1.07)%	(1.14)%	(1.31)%	(1.36)%
Portfolio Turnover Rate	57%	98%	101%	147%	128%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share
(3)

The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.53%, 1.51%, 1.36%, 1.50%, and 1.61%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

NOTES TO FINANCIAL STATEMENTS
1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 53 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio (“Mid Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations which, at the time of initial purchase, fall within the range of the companies in the Russell Midcap Index. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations which, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies which, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2014, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2014, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of the investment classification, refer to the Schedules of Investments for the Mid Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the Micro Cap Portfolio.

For the year ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2014, there were no Level 3 securities.

For the year ended October 31, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fees on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $7,554 and $391, for the years ended October 31, 2014 and October 31, 2013, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio’s average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Funds’ expenses. Under this arrangement, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $1,200, $26,926 and $3,231, respectively, which was used to pay administration expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the year ended October 31, 2014, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $14, $219 and $60, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses through February 28, 2015, if necessary, in order to keep the Mid Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.40% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At October 31, 2014, the amount the Adviser may seek as reimbursement of previously waived fees for the Mid Cap Portfolio was $68,707, $71,044 and $69,316 expiring in 2015, 2016 and 2017, respectively. Effective July 1, 2013, the Adviser entered into a contractual expense limitation agreement with the Small Cap Portfolio and has contractually agreed to waive a portion of its advisory fees and to assume expenses through February 28, 2015, if necessary, in order to keep the Small Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% of average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.25% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period during which the agreement was in place. At October 31, 2014, the amount the Adviser may seek as reimbursement of previously waived fees for the Small Cap Portfolio was $48,055 and $205,384, expiring in 2016 and 2017, respectively. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Micro Cap Portfolio’s total annual operating

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

expenses, after the effect of expense offset arrangements, from exceeding 1.60% of average daily net assets. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses for the Micro Cap Portfolio.

6.	Investment Transactions:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the year ended October 31, 2014, are as follows:

RHJ Fund	Purchases	Sales
Mid Cap Portfolio	$2,550,990	$3,214,188
Small Cap Portfolio	36,294,116	63,755,265
Micro Cap Portfolio	22,676,998	25,509,629

There were no purchases or sales of long-term U.S. Government Securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

Permanent book and tax basis differences are primarily attributable to net operating losses which have been classified to/(from) the following for the year ended October 31, 2014:

RHJ Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Decrease in Paid in Capital
Mid Cap Portfolio	$57,489	$—	$(57,489)
Micro Cap Portfolio	408,469	—	(408,469)

These reclassifications have no impact on net assets or net asset value per share.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Mid Cap Portfolio
2014	$—	$—	$—	$—
2013	81,596	—	—	81,596
Small Cap Portfolio
2014	653,383	7,846,598	—	8,499,981
2013	—	—	—	—

As of October 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Late-Year Loss Deferral	Unrealized Appreciation	Total Distributable Earnings (Accumulated Losses)
Mid Cap Portfolio	$—	$(2,366,722)	$(25,048)	$869,892	$(1,521,878)
Small Cap Portfolio	14,030,614	—	(308,763)	15,373,952	29,095,803
Micro Cap Portfolio	—	(2,106,339)	(345,946)	6,439,500	3,987,215

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through October 31, 2014. For the tax year ended October 31, 2014, the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio elected to treat the qualified ordinary late year losses of $25,048, $308,763 and $345,946, respectively, as arising in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains.

At October 31, 2014, the breakdown of capital loss carryforwards for the Funds was as follows:

RHJ Fund	Expiring October 31,	Amount
Mid Cap Portfolio	2017	$2,366,722
Micro Cap Portfolio	2017	2,106,339

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2014, the Mid Cap Portfolio and Micro Cap Portfolio utilized capital loss carryforwards of $783,315 and $4,018,729, respectively, to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2014, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Mid Cap Portfolio	$4,146,062	$964,977	$(95,079)	$869,898
Small Cap Portfolio	59,067,687	16,791,420	(1,417,467)	15,373,953
Micro Cap Portfolio	33,082,118	8,164,045	(1,724,545)	6,439,500

The preceding differences between book and tax cost are primarily due to wash sales.

8.	Other:

At October 31, 2014, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

RHJ Fund	No. of Shareholders	% Ownership
Mid Cap Portfolio	2	70%
Small Cap Portfolio	2	60%
Micro Cap Portfolio	3	57%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The Advisors’ Inner Circle Fund and Shareholders of

Rice Hall James Mid Cap Portfolio,

Rice Hall James Small Cap Portfolio and

Rice Hall James Micro Cap Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments of Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio and the summary schedule of investments of Rice Hall James Micro Cap Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rice Hall James Mid Cap Portfolio, Rice Hall James Small Cap Portfolio and Rice Hall James Micro Cap Portfolio (three of the funds constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Funds”) at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 24, 2014

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 05/01/14	Ending Account Value 10/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Mid Cap Portfolio	$1,000.00	$1,033.80	1.39%	$7.10
Small Cap Portfolio	1,000.00	1,073.40	1.23	6.45
Micro Cap Portfolio	1,000.00	1,003.60	1.57	7.93
Hypothetical 5% Return
Mid Cap Portfolio	$1,000.00	$1,018.22	1.39%	$7.05
Small Cap Portfolio	1,000.00	1,018.98	1.23	6.28
Micro Cap Portfolio	1,000.00	1,017.29	1.57	7.98

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

This page intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust as

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED
BOARD MEMBERS[3,4]
ROBERT NESHER 68 yrs. old	Chairman of the Board of Trustees (Since 1991)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of the Advisors’ Inner Circle Fund III and O’Connor EQUUS. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013. President and Director of SEI Opportunity Fund, L.P. to 2010.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 74 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT
BOARD MEMBERS[4]
JOHN K. DARR 70 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-474-5669. The following chart lists Trustees and Officers as of October 31, 2014.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisor’s Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund PLC, SEI Global Assets Fund PLC, SEI Global Investments Fund PLC, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, O’Connor EQUUS, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3] (continued)
JOSEPH T. GRAUSE, JR. 62 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.
MITCHELL A. JOHNSON 72 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 71 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.
BRUCE R. SPECA 58 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2013 to June 2010.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

Other Directorships Held by Board Member[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The KP Funds, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3] (continued)
GEORGE J. SULLIVAN, JR. 71 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS[3]
MICHAEL BEATTIE 49 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
RAMI ABDEL-RAHMAN 40 yrs. old	Treasurer, Controller and Chief Financial Officer (since 2014)	Director, SEI Investments, Fund Accounting since June 2014. Fund Accounting Director, BNY Mellon from 2006 to 2014.
RUSSELL EMERY 51 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006; SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012; SEI Insurance Products Trust and The KP Funds since 2013; The Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014.
DIANNE M. DESCOTEAUX 37 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

Other Directorships Held by Board Member4/Officer

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010, Director of the SEI Alpha Strategy Portfolio LP to 2013.

None.
None.
None.
None.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS[3] (continued)
EDWARD McCUSKER 30 yrs. old	Privacy Officer (Since 2013) AML Officer (Since 2013)	SEI’s Private Banking 2008-2010. AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments 2011-2013. AML and Privacy Officer 2013.
JOHN MUNCH 43 yrs. old	Vice President and Assistant Secretary (Since 2012)	Attorney at SEI Investments Company since 2001.
LISA WHITTAKER 36 yrs. old	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012).Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM 33 yrs. old	Vice President and Secretary (Since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

Other Directorships Held by Officer
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 14, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser;

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

(ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser. The Board was provided with information regarding the Funds’ performance since the Agreement was last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale. In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2014

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2014, the Funds are designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions*	Ordinary Income Distributions*	Total Distributions*	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Interest Related Dividend(3)	Short-Term Capital Gain Dividend(4)
Mid Cap Portfolio	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Small Cap Portfolio	92.31%	7.69%	100.00%	100.00%	100.00%	0.00%	100.00%
Micro Cap Portfolio	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

*	Percentages are calculated over taxable distributions.
(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of “Ordinary Income Distributions” (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions” (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Funds to designate the maximum amount permitted by the law.

(3)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(4)

The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-AR-001-1300

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$112,800	$ 0	$ 0	$131,000	$ 0	$ 0
(b)	Audit-Related Fees	$0	$ 0	$ 0	$24,800	$ 0	$ 0
(c)	Tax Fees	$25,000	$ 0	$ 0	$23,755	$ 0	$ 0
(d)	All Other Fees	$0	$ 0	$ 0	$0	$ 0	$ 0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$595,010	N/A	N/A	$ 489,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	$ 10,166	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$120,000	N/A	N/A	$ 199,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$34,500	N/A	N/A	$ 71,070	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$110,000	N/A	N/A	$17,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $25,000 and $48,555 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $79,100 and $90,266 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $34,500 and $71,070 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2014

SCHEDULE OF INVESTMENTS
COMMON STOCK – 97.9%

	Shares	Value
CONSUMER DISCRETIONARY – 15.7%
Build-A-Bear Workshop, Cl A*	33,500	$567,825
Capella Education	7,100	502,254
Cavco Industries*	7,700	561,099
Citi Trends*	29,500	668,175
Eros International*	24,500	452,270
Fox Factory Holding*	37,300	631,862
Libbey*	14,400	414,000
Lifetime Brands	23,556	403,043
MarineMax*	37,900	726,543
Shoe Carnival	21,050	387,320
Turtle Beach Corp*	57,800	334,084
Valuevision Media, Cl A*	87,522	495,375

		6,143,850

CONSUMER STAPLES – 1.1%
Inter Parfums	15,500	440,200

ENERGY – 2.5%
Abraxas Petroleum*	103,533	427,591
Comstock Resources	27,600	326,784
Emerald Oil*	71,023	225,853

		980,228

FINANCIALS – 7.6%
Lakeland Financial	10,800	447,552
Pacific Continental	27,100	390,782
Square 1 Financial, Cl A*	30,000	596,700
State Bank Financial	23,100	413,952
United Financial Bancorp	42,700	599,081
United Insurance Holdings	27,000	529,200

		2,977,267

HEALTH CARE – 22.4%
AngioDynamics*	38,400	652,800
Cambrex*	28,400	598,672
Cantel Medical	17,550	744,120
Healthways*	35,900	556,450
Hyperion Therapeutics*	22,800	554,040
Inogen*	17,000	401,370
LHC Group*	24,300	591,705
MedAssets*	21,600	467,856
Natus Medical*	20,900	710,600
Omnicell*	13,500	436,185

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK – continued

	Shares	Value
HEALTH CARE – continued
Repligen*	25,900	$653,198
SurModics*	24,500	530,425
Trinity Biotech ADR	24,924	433,678
US Physical Therapy	17,800	768,070
Vascular Solutions*	22,300	655,843

		8,755,012

INDUSTRIALS – 22.7%
Apogee Enterprises	19,100	838,490
Astronics*	13,836	716,843
Celadon Group	24,000	467,040
Dynamic Materials	26,100	475,281
Echo Global Logistics*	25,900	676,767
Exponent	8,600	686,452
GP Strategies*	24,200	802,472
Heritage-Crystal Clean*	36,200	656,668
John Bean Technologies	22,400	671,328
LB Foster, Cl A	11,000	594,990
Lydall*	18,700	578,391
Manitex International*	29,800	340,614
Mistras Group*	25,500	420,495
NN	23,400	585,000
Park-Ohio Holdings	6,700	355,837

		8,866,668

INFORMATION TECHNOLOGY – 22.0%
CalAmp*	28,400	547,552
ePlus*	10,400	635,128
Fabrinet*	31,200	568,152
GSI Group*	46,800	601,380
Immersion*	39,400	331,748
Kofax*	73,100	464,185
Mavenir Systems*	6,441	78,966
MaxLinear, Cl A*	68,600	486,374
Maxwell Technologies*	37,600	438,416
Nanometrics*	29,900	404,846
Newport*	32,600	583,214
Perficient*	24,600	407,868
PROS Holdings*	14,264	399,107
Silicon Image*	96,100	515,096
Sykes Enterprises*	28,400	611,736
Tangoe*	29,300	429,831

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK – continued

	Shares	Value
INFORMATION TECHNOLOGY – continued
WNS Holdings ADR* (A)	27,072	$547,125
Xcerra*	65,000	551,850

		8,602,574

MATERIALS – 3.9%
Horsehead Holding*	41,500	651,965
Myers Industries	28,900	431,766
Synalloy	25,541	412,487

		1,496,218

TOTAL COMMON STOCK (Cost $31,743,980)		38,262,017

SHORT-TERM INVESTMENT (A) – 3.2%
CASH EQUIVALENTS – 3.2%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,259,601)	1,259,601	1,259,601

(Cost $33,003,581)		$39,521,618

Percentages are based on Net Assets of $39,078,231.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2014.

ADR – American Depositary Receipt

Cl – Class

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

The Advisors’ Inner Circle Fund and Shareholders of

Rice Hall James Micro Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Rice Hall James Micro Cap Portfolio (one of the funds constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 24, 2014

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 23, 2015

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman,
Treasurer, Controller & CFO

Date: March 23, 2015

*	Print the name and title of each signing officer under his or her signature.